Stock-Based Compensation and Warrant Units (Tables)	12 Months Ended
Sep. 24, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Total Stock-Based Compensation
The following table summarizes the components of total stock-based compensation included in the Company’s consolidated statements of operations for the year ended September 24, 2022 (in thousands):

September 24, 2022
Research and development	9,671
Selling, general, and administrative	17,187

Total stock-based compensation expense	$26,858

Summary of Restricted Stock Unit Activity
The following table summarizes the different types of RSUs granted by the Company during the year ended September 24, 2022:

September 24, 2022
RSUs (service-based vesting conditions)	13,784,743
RSUs (performance-based vesting conditions)	578,453

Total	14,363,196

The following table summarizes the RSU activity for the year ended September 24, 2022:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 26, 2021	—	$—
Granted	14,363,196	15.81
Vested	(1,831,505)	15.81
Forfeited	(166,104)	15.81

Outstanding at September 24, 2022	12,365,587	$15.81

Summary of Units Outstanding and Vested
The following is a summary of Class C Units outstanding and vested immediately prior to the consummation of the Business Combination:

Class C Units
Balance at September 28, 2019	428,571
Granted	42,587
Redeemed	—
Forfeited	(42,587)

Balance at September 26, 2020	428,571
Granted	51,543
Redeemed	—
Forfeited	(51,543)

Balance at September 25, 2021	428,571
Granted	18,107
Redeemed	—
Forfeited	(18,107)

Balance at June 7, 2022	428,571

Vested at June 7, 2022	375,930
The following is a summary of VAP Units outstanding which were converted to restricted stock units in the fourth quarter of fiscal year 2022:

VAP Units
Balance at September 28, 2019	5,053,182
Granted	—
Exercised	—
Forfeited	(663,925)

Balance at September 26, 2020	4,389,257
Granted	—
Exercised	—
Forfeited	(349,637)

Balance at September 25, 2021	4,039,620
Granted	—
Exercised	(255,845)
Forfeited	(92,664)

Balance at August 16, 2022	3,691,111
Converted to restricted stock units	(3,691,111)

Balance at September 24, 2022	—

Summary of Class C Units, Valuation Assumptions
The fair value of each Class C Unit grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumptions:

		Year Ended
	June 7, 2022	September 25, 2021	September 26, 2020
Dividend yield	0%	0%	0%
Volatility (a)	45.0%	40.0%	50.0%
Risk-free interest rate (b)	2.30%	0.29%	0.12%
Expected term (years) (c)	2.00	2.00	1.25

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.

•	The expected term is based on estimated liquidity event timing as further described above.

Summary of Warrants	The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility(a)	43.0%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.

•	The expected term is based on the contractual term of the Warrants.
The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the June 2022 Warrant were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	40.0%
Risk-free interest rate (b)	2.80%
Expected term (years) (c)	5.00

•
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the June 2022 Warrant.

•	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the June 2022 Warrant.

•	The expected term is based on the contractual term of the June 2022 Warrant.
The following table summarizes stock warrant activity for the year ended September 24, 2022:

Warrant Units
Outstanding and nonvested at September 26, 2020	—
Granted	714,022
Vested	(446,741)

Outstanding and nonvested at September 25, 2021	267,281
Granted	258,972
Vested	(267,281)

Outstanding and nonvested at September 24, 2022	258,972